Note 11 - Other Borrowed Money (Details) - Aggregate Stated Maturities of Other Borrowed Money - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Aggregate Stated Maturities of Other Borrowed Money [Abstract]
2018	$ 2,500,000
2019	8,000,000
2020	0
2021 and Thereafter	29,500,000
	$ 40,000,000	$ 40,000,000